EQUIPMENT (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		29 Months Ended	35 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Oct. 31, 2013
EQUIPMENT [Abstract]
Equipment					$ 25,610	$ 62,318	$ 25,610
Less accumulated depreciation					(25,610)	(13,044)	(25,610)
Total equipment, net						49,274
Depreciation expense				6,283	12,566	12,464	25,610	25,610
Impairment loss on photovoltaic system					$ 36,708		$ 36,708	$ 36,708